ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 19. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2015	$(22,876)	$11,389	$—	$(11,487)
Net current period change	(118)	8,553	—	8,435
Reclassification adjustments for gains reclassified into income	656	(19,939)	—	(19,283)
Balance at December 31, 2015	(22,338)	3	—	(22,335)
Net current period change	5	(1)	(58)	(54)
Reclassification adjustments for gains reclassified into income	(222)	—	—	(222)
Balance at December 31, 2016	$(22,555)	$2	$(58)	$(22,611)
Net current period change	641	—	(11)	630
Reclassification adjustments for gains reclassified into income	—	(2)	—	(2)
Balance at December 31, 2017	$(21,914)	$—	$(69)	$(21,983)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2015, 2016 and 2017.